Offerings	Sep. 30, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares(2)
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit | $ / shares	6.00
Maximum Aggregate Offering Price	$ 7,500,000
Amount of Registration Fee	$ 1,148.25
Offering Note	The registration fee for securities is based on an estimate of the offering price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(a).In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares(3)
Amount Registered | shares	62,500
Proposed Maximum Offering Price per Unit | $ / shares	6.00
Maximum Aggregate Offering Price	$ 375,000
Amount of Registration Fee	$ 57.41
Offering Note	The registration fee for securities is based on an estimate of the offering price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(a).Reflects the additional shares that the underwriter has the option to purchase to cover over-allotments, if any.